Segment Reporting and Foreign Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net revenues	$ 13,481	$ 14,087	$ 53,167	$ 66,957
Cost of net revenues	(10,193)	(10,140)	(38,240)	(47,628)
Gross profit	$ 3,288	$ 3,947	$ 14,927	$ 19,329
Gross margin %	24.00%	28.00%	28.00%	29.00%
Depreciation and amortization	$ 401	$ 263	$ 1,333	$ 399
Amortization of intangibles	1,383	1,056	4,328	3,994
Mobile, IoT & Big Data Products [Member]
Segment Reporting Information [Line Items]
Net revenues			1,617	1,651
Cost of net revenues			(553)	(510)
Gross profit			$ 1,064	$ 1,141
Gross margin %			66.00%	69.00%
Depreciation and amortization			$ 474	$ 164
Amortization of intangibles			2,913	2,681
Storage and Computing [Member]
Segment Reporting Information [Line Items]
Net revenues			36,071	49,978
Cost of net revenues			(28,472)	(40,295)
Gross profit			$ 7,599	$ 9,683
Gross margin %			21.00%	19.00%
Depreciation and amortization			$ 832	$ 122
Amortization of intangibles			871	769
SaaS Revenues [Member]
Segment Reporting Information [Line Items]
Net revenues			3,258	3,692
Cost of net revenues			(938)	(824)
Gross profit			$ 2,320	$ 2,868
Gross margin %			71.00%	78.00%
Depreciation and amortization			$ 24	$ 111
Amortization of intangibles			544	544
Professional Services [Member]
Segment Reporting Information [Line Items]
Net revenues			12,221	11,636
Cost of net revenues			(8,277)	(5,999)
Gross profit			$ 3,944	$ 5,637
Gross margin %			32.00%	48.00%
Depreciation and amortization			$ 3	$ 2
Amortization of intangibles
Indoor Positioning Analytics [Member]
Segment Reporting Information [Line Items]
Net revenues	981	1,024
Cost of net revenues	(343)	(286)
Gross profit	$ 638	$ 738
Gross margin %	65.00%	72.00%
Depreciation and amortization	$ 76	$ 77
Amortization of intangibles	864	864
Infrastructure [Member]
Segment Reporting Information [Line Items]
Net revenues	12,500	13,063
Cost of net revenues	(9,850)	(9,854)
Gross profit	$ 2,650	$ 3,209
Gross margin %	21.00%	25.00%
Depreciation and amortization	$ 325	$ 186
Amortization of intangibles	$ 519	$ 192